Financial Instruments - Summary of Significant Financial Assets and Liabilities Denominated in Foreign Currencies (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 SGD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 GBP (£) SGD ($)	Dec. 31, 2020 SGD ($)
Disclosure of detailed information about financial instruments [abstract]
Financial assets, Foreign Currencies	$ 2,480,688	£ 49,524	£ 49,524	$ 458,878
Financial assets, Exchange Rate	0.7437	1.3651	0.7566
Financial assets, Carrying Amount	$ 1,844,888	£ 67,605	£ 67,605	347,187
Financial liabilities, Foreign Currencies	$ (15,581,025)	£ (184,320)	£ (184,320)	(15,722,226)
Financial liabilities, Exchange Rate	0.7437	1.3651	0.7566
Financial Liabilities, Carrying Amount	$ (11,587,608)	£ (251,615)	£ (251,615)	$ (11,895,436)